Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-11 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	30.39%	8.94%	12.23%	29.74%	6.98%	10.82%	18.45%	6.74%	9.93%	25.52%	8.23%	11.83%